INCOME TAXES - Current and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAXES
Current tax expenses	¥ 379		¥ 31,543	¥ 42,257
Deferred tax benefits	(66,254)		(20,798)	(11,103)
Income tax expenses/(benefit)	¥ (65,875)	$ (9,551)	¥ 10,745	¥ 31,154